MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048






									May 2, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Morgan Stanley Dean Witter Global Utilities Fund
	File #: 33-50907
	Rule 497(j) Filing

Dear Sir/Madam:

	On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 27, 2001.

									Very truly yours,
								        /s/Todd Lebo
									Todd Lebo
									Assistant Secretary



cc:	Larry Greene
	Barry Fink